Equity and Noncontrolling Interests Equity Attributable to Johnson Controls, Inc. and Noncontrolling Interests (Additional Information) (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Cash dividends common, per share	$ 0.26	$ 0.22	$ 1.04	$ 0.88	$ 0.76